THIS AMENDMENT CORRECTS ALL 3/31/02 SHARE QUANTITIES AND PRICES
INCLUDED IN THE HOLDINGS TABLE. DECEMBER 31, 2001 SHARE QUANTITIES AND PRICES WERE ERRONEOUSLY DUPLICATED ON THE 3/31/02 REPORT
SUBMITTED 5/8/02.



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2002

Check here is amendment [ x ]  Amendment Number:  1
This Amendment 		[ x ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA		May 9, 2002







Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total:  $149,405(thousands)


List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE



Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Adrx Group      Common  034553107     3,426     90,300    Sole   n/a     none
Advanced PCs    Common  00790K109     3,611    120,000    Sole   n/a     none
Advanced Fiber  Common  00754A105     3,531    184,000    Sole   n/a     none
Alliance Image  Common  018606202     3,075    250,000    Sole   n/a     none
Alloy Inc       Common  19855105      3,607    240,000    Sole   n/a     none
American Health Common  02649V104     6,702    246,950    Sole   n/a     none
Amer Pharmaceut Common  02886P109       964     65,000    Sole   n/a     none
AMN Healthcare  Common  001744101     4,143    154,000    Sole   n/a     none
Amsurg          Common  03232P405     2,242     82,400    Sole   n/a     none
Apart Invst Tst Pref    03748R846       129      5,000    Sole   n/a     none
Apollo Group    Common  037604105     2,678     50,000    Sole   n/a     none
Banknorth Captl Pref	06646Y201	    425     17,000    Sole   n/a     none
BMC Software    Common  055921100     1,362     70,000    Sole   n/a     none
CaminusCorp     Common  133766105     2,250    100,000    Sole   n/a     none
Cardiac Science Common  141410209	  1,253    417,500    Sole   n/a     none
Cellegy         Common  15115L103     3,416    494,300    Sole   n/a     none
Clean Harbor    Common  184496107     2,910    250,000    Sole   n/a     none
Cohen & Steers  Common  19247W102       309     20,000    Sole   n/a     none
Coinstar Inc    Common  19259P300     5,390    160,000    Sole   n/a     none
Comerica        Pref    20034Y202       494     20,000    Sole   n/a     none
Conceptus	    Common  206016107     1,239     57,500    Sole   n/a     none
Corinthian Col. Common  218868107     2,528     50,000    Sole   n/a     none
Corts Trust Aon Pref    22081V206       481     20,000    Sole   n/a     none
Cross Country   Common  22748P105	  2,700    100,000    Sole   n/a     none
Develop Realty  Pref    251591806       250     10,000    Sole   n/a     none
DHB Industries  Common  23321E103     5,055    750,000    Sole   n/a     none
Digital Insight Common  25385P106     2,204     80,000    Sole   n/a     none
Dynacare Inc    Common  267920205       786     50,000    Sole   n/a     none
Endocare	    Common  29264P104       493     25,000    Sole   n/a     none
Ensco Int'l     Common  26874Q100       603     20,000    Sole   n/a     none
Ford Motor Cred Pref    345397202       438     18,000    Sole   n/a     none
General Motors  Pref    370442768       439     18,000    Sole   n/a     none
Grey Wolf Inc.  Common  397888108       869    219,500    Sole   n/a     none
Hanover Comprs. Common  410768105       450     25,000    Sole   n/a     none
ICT Group Inc.  Common  44929Y101     2,191     89,600    Sole   n/a     none
Imany, Inc.     Common  44973Q103       248     50,000    Sole   n/a     none
Invision        Common  461851107     6,030    150,000    Sole   n/a     none
KV Pharmaceut   Common  482740206       873     30,000    Sole   n/a     none
Martek Biosci.  Common  572901106     5,666    180,000    Sole   n/a     none
MedAmicus       Common  584027106     1,989    183,500    Sole   n/a     none
Medix Resources Common  585011109       459    976,100    Sole   n/a     none
Microsemi       Common  595137100       571     35,000    Sole   n/a     none
Molecular Diag. Common  60851R104     3,110  3,273,700    Sole   n/a     none
Morgan Stanley  Pref    61747N109       740     30,000    Sole   n/a     none
Multimedia Game Common  625453105     7,689    217,500    Sole   n/a     none
MTR Gaming Grp  Common  553769100     2,561    166,000    Sole   n/a     none
Natl Rural Util Pref    637432600       368     15,000    Sole   n/a     none
Netegrity       Common  64110P107     1,220     82,500    Sole   n/a     none
Netscreen       Common  64117V107       250     15,000    Sole   n/a     none
Noble Corp      Common  G65422100       621     15,000    Sole   n/a     none
Northwest Cap   Pref    668034200       625     25,000    Sole   n/a     none
Northwest Banc  Pref    667404206       260     10,000    Sole   n/a     none
Ocular Science  Common  675744106     2,503     89,400    Sole   n/a     none
Option Care     Common  683948103     2,146    130,000    Sole   n/a     none
Patterson UTI   Common  703481101       744     25,000    Sole   n/a     none
Penn National   Common  707569109     1,821     52,000    Sole   n/a     none
Plato Learning  Common  72764Y100     1,887    106,665    Sole   n/a     none
Practice Works  Common  739419109     3,453    263,600    Sole   n/a     none
Pride Int'l     Common  74153Q102       477     30,000    Sole   n/a     none
Regeneration    Common  75886N100     4,952    683,000    Sole   n/a     none
Sketchers       Common  830566105     3,782    200,000    Sole   n/a     none
Special Hth Prd Common  847461100       159    125,000    Sole   n/a     none
Stericycle      Common  858912108     5,224     83,500    Sole   n/a     none
Taro Pharmaceut Common  M8737E108       567     20,000    Sole   n/a     none
Trikon Tech     Common  896187408       440     30,000    Sole   n/a     none
Turnstone Sys   Common  900423104       842    175,000    Sole   n/a     none
Tweeter Home En Common  901167106       587     30,000    Sole   n/a     none
Universal Compr Common  913431102     2,772    105,000    Sole   n/a     none
Univ of Phoenix Common  037604204     1,674     40,000    Sole   n/a     none
US Bancorp      Pref    90334V208       475     19,500    Sole   n/a     none
US Physl Therpy Common  90337L108     3,949    218,800    Sole   n/a     none
Waste Connects  Common  941053100     4,021    120,000    Sole   n/a     none
Weight Watchers Common  948626106       574     15,000    Sole   n/a     none
Xilinx          Common  983919101       433     10,864    Sole   n/a     none